Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional paid-in capital	Deficit accumulated during developmental stage
Beginning Balance at Apr. 10, 2007
Beginning Balance, (Shares) at Apr. 10, 2007
Common stock issued for cash at $0.0002 per share	5,000	28,000	(23,000)
Common stock issued for cash at $0.0002 per share, (Shares)		28,000,000
Common stock issued for cash at $0.004 per share	75,000	21,000	54,000
Common stock issued for cash at $0.004 per share, (Shares)		21,000,000
Net loss	(60,185)			(60,185)
Balance at Dec. 31, 2007	19,815	49,000	31,000	(60,185)
Balance, (Shares) at Dec. 31, 2007		49,000,000
Beginning Balance at Dec. 31, 2008	1,887	49,000	31,000	(78,113)
Beginning Balance, (Shares) at Dec. 31, 2008		49,000,000
Net loss	(39,308)			(39,308)
Balance at Dec. 31, 2009	(37,421)	49,000	31,000	(117,421)
Balance, (Shares) at Dec. 31, 2009		49,000,000
Beginning Balance at Dec. 31, 2007	19,815			(60,185)
Net loss	(17,928)			(17,928)
Balance at Dec. 31, 2008	1,887	49,000	31,000	(78,113)
Balance, (Shares) at Dec. 31, 2008		49,000,000
Beginning Balance at Dec. 31, 2009	(37,421)	49,000	31,000	(117,421)
Beginning Balance, (Shares) at Dec. 31, 2009		49,000,000
Net loss	(16,525)			(16,525)
Balance at Dec. 31, 2010	(53,946)	49,000	31,000	(133,946)
Beginning Balance, (Shares) at Dec. 31, 2010		49,000,000
Issuance of 7,024,000 shares of Common Stock to Peak Wellness, Inc. as part of the purchase price of intellectual property	3,512,000	7,024	3,504,976
Issuance of 7,024,000 shares of Common Stock to Peak Wellness, Inc. as part of the purchase price of intellectual property, (Shares)		7,024,000
Fair value of shares transferred from existing stockholder to the CEO in connection with employment agreement	1,500,000		1,500,000
Proceeds from private placements of restricted common stock	2,480,500	8,335	2,472,165
Proceeds from private placements of restricted common stock, (Shares)		8,334,997
Offering costs	(45,000)		(45,000)
Fair value of warrants issued to private placement investors	(2,432,365)		(2,432,365)
Shares issued for services	690,193	2,055	688,138
Shares issued for services, (Shares)		2,055,000
Annual vesting of options and shares issued to officers, directors and advisory board members	360,402		360,402
Shares issued in connection with debt	60,000	400	59,600
Shares issued in connection with debt, (Shares)		400,000
Net loss	(5,597,300)			(5,597,300)
Balance at Dec. 31, 2011	474,484	66,814	6,138,916	(5,731,246)
Balance, (Shares) at Dec. 31, 2011		66,813,997
Proceeds from private placements of restricted common stock	1,745,000	13,850	1,731,150
Proceeds from private placements of restricted common stock, (Shares)		13,850,000
Shares issued to COO, not vested		750	(750)
Shares issued to COO, not vested, (Shares)		750,000
Shares issued for services	145,025	1,930	143,095
Shares issued for services, (Shares)		1,930,000
Shares issued in debt conversions	1,303,827	2,716	1,301,111
Shares issued in debt conversions, (Shares)		2,716,306
Shares issued in exchange for warrants	722,882	1,506	721,376
Shares issued in exchange for warrants, shares	1,506,004	1,506,004
Annual vesting of options and shares issued to officers, directors and advisory board members	195,641		195,641
Net loss	(2,083,708)			(2,083,708)
Balance at Jun. 30, 2012	$ 2,503,151	$ 87,566	$ 10,230,539	$ (7,814,954)
Balance, (Shares) at Jun. 30, 2012		87,566,307